INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Intangible assets and goodwill [abstract]
Research and development costs	$ 386,044	$ 399,720
Intangible assets	$ 0	$ 0	$ 1,240,781